Participation and residual liabilities in the Pictures segment (Tables)	12 Months Ended
Mar. 31, 2024
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Summary Of Detailed Information On Participation And Residual Liabilities Explanatory
The changes in participation and residual liabilities for the fiscal year ended March 31, 2024 are as follows:

Yen in millions
Fiscal year ended March 31
2024
Balance at beginning of the fiscal year	423,175

Current portion	230,223
Non-current portion	192,952

Additional participation and residual liabilities	213,572
Amounts paid during the year	(215,967)
Unpaid amounts reversed during the year	(20,212)
Translation adjustment	57,256

Balance at end of the fiscal year	457,824

Current portion	251,743
Non-current portion	206,081